1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (June 2019 note) (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Accounting Policies [Abstract]
Disaggregation of revenue

Revenues are comprised of the following for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Engineering Design Services	$210,065	$61,833	$1,098,234	$892,472
Optical Components	1,479,322	250,405	4,428,409	774,429
Medical Device Products and Assemblies	685,197	1,074,216	2,159,687	2,756,862
Total Revenues	$2,374,584	$1,386,454	$7,686,330	$4,423,763

	2019	2018
Engineering Design Services	$1,313,543	$1,283,534
Optical Components	1,821,889	1,226,190
Medical Device Products and Assemblies	3,668,737	1,528,324
Total Revenues	$6,804,169	$4,038,048

Schedule of Inventory

Inventories are stated at the lower of cost (first-in, first-out) and net realizable value and consisted of the following:

	March 31, 2020	June 30, 2019
Raw Materials	$651,939	$578,856
Work-In-Progress	743,100	409,019
Finished Goods	772,484	746,729
Total Inventories	$2,167,523	$1,734,604

	2019	2018
Raw material	$578,856	$500,908
Work-in-progress	409,019	434,536
Finished goods	746,729	208,624
	$1,734,604	$1,144,068

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Percent schedule of entity wide revenues by percentage
	2019	2018
Customer A	8%	16%
Customer B	6%	14%
Customer C	18%	8%
Customer D	13%	5%
Customer E	11%	4%
All Others	44%	53%
	100%	100%

Schedule of earnings per share

The following is the calculation of loss per share for the three and nine months ended March 31, 2020 and 2019:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Net Loss - Basic and Diluted	$(466,130)	$(80,483)	$(1,103,065)	$(505,716)

Basic and Dilutive Weighted Average Shares Outstanding	12,982,494	12,020,328	12,898,004	11,294,902

Loss Per Share - Basic and Diluted	$(0.04)	$(0.01)	$(0.09)	$(0.04)

	Year Ended June 30
	2019	2018
Net Loss– Basic and Diluted	$(614,871)	$(351,390)

Basic Weighted Average Shares Outstanding	11,486,079	9,826,151
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	11,486,079	9,826,151

Loss Per Share
Basic	$(0.05)	$(0.04)
Diluted	$(0.05)	$(0.04)

Warranty reserve activity
	2019	2018
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	5,791	6,109
Warranty claims incurred	(5,791)	(6,109)
Balance at end of period	$25,000	$25,000